INCOME TAXES - Deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating losses and capital losses	$ 138.3	$ 168.2
Accrued liabilities	30.0	35.1
Employee compensation and benefits	13.7	16.8
Pensions	13.3	11.0
Business interest deduction limitation	98.9	57.3
Inventory	20.4	15.8
Litigation Reserve		14.9
Lease Liability	19.8
Bad Debts	6.3
Other	0.3	13.6
Total deferred tax assets, before valuation allowances	341.0	332.7
Valuation allowances	(205.7)	(208.0)	$ (108.5)	$ (89.0)
Deferred tax assets, net of valuation allowances	135.3	124.7
Deferred tax liabilities
Intangibles & Goodwill	(106.9)	(128.9)
Undistributed foreign earnings	(45.1)	(46.6)
Property, plant & equipment	(31.2)	(37.7)
Debt issuance costs	(46.1)	(56.4)
Lease Right of Use Asset	(18.8)
Other	(2.9)	(4.7)
DeferredIncomeTaxLiabilities	(251.0)	(274.3)
Net deferred income tax liabilities	$ (115.7)	$ (149.6)